Financial Assets and Financial Liabilities (Details)	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2023 GBP (£) £ / shares shares	Jun. 30, 2022 USD ($)
Financial Assets and Financial Liabilities (Details) [Line Items]
Other income receivables	$ 398,391
Expire date	Jul. 31, 2023	Jul. 31, 2023
Exceeds revenue (in Pounds) | £		£ 3,191,732
Shares percentage	100.00%	100.00%
Share price (in Pounds per share) | £ / shares		£ 1.85
Expected number of shares to be received (in Shares) | shares	457,577	457,577
Revenue (in Pounds) | £		£ 1,000,000
Other income	$ 2,158,936
Other deferred income	698,195
Medical Technology Enterprise Consortium [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Other income receivables			$ 197,051
Received cash	$ 2,857,131
FVPL [Member]
Financial Assets and Financial Liabilities (Details) [Line Items]
Share options (in Shares) | shares	735,000	735,000
Total exercise price (in Pounds) | £		£ 1,470,000
Received shares (in Shares) | shares	457,577	457,577
Exceeds revenue (in Pounds) | £		£ 3,191,732
Shares percentage	100.00%	100.00%